Subordinated Notes (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 20, 2012 USD ($) purchaser
Subordinated notes	$ 15,000,000	$ 15,000,000
Trust I
Preferred securities issued	15,000,000
Junior subordinated notes
Junior subordinated debt purchased by Trust I	$ 15,500,000
Trust preferred securities
Variable rate basis	three-month LIBOR plus 148 basis points
Basis spread on variable rate (percent)	1.48%
Subordinated debt | 7% Subordinated notes due April 20, 2022
Subordinated borrowing, number of purchasers | purchaser			56
Aggregate principal amount			$ 30,000,000
Interest rate	7.00%
Interest Expense, Debt		$ 140,000